Share-Based Compensation - Additional Information (Detail) (USD $)	0 Months Ended			1 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended			12 Months Ended							0 Months Ended				0 Months Ended				0 Months Ended						0 Months Ended										0 Months Ended						0 Months Ended				0 Months Ended				0 Months Ended				0 Months Ended				0 Months Ended					0 Months Ended
	Nov. 12, 2012	May 20, 2011	Nov. 19, 2010	Nov. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Jan. 18, 2012 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2013 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2012 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Feb. 17, 2012 Beijing Joysee Technology Co., Ltd ("Joysee")	Dec. 31, 2013 Beijing Joysee Technology Co., Ltd ("Joysee")	Dec. 31, 2012 Beijing Joysee Technology Co., Ltd ("Joysee")	Dec. 31, 2011 Beijing Joysee Technology Co., Ltd ("Joysee")	Dec. 31, 2013 CDTV Holding	Dec. 31, 2012 CDTV Holding	Dec. 31, 2011 CDTV Holding	Dec. 31, 2005 2005 Stock Incentive Plan	Dec. 31, 2013 Scheme I	Dec. 31, 2013 Scheme IV	Nov. 19, 2010 2010 Stock Incentive Plan	Sep. 22, 2006 Scheme II Installment	Dec. 31, 2013 Scheme II	Sep. 22, 2006 Scheme II Before Modification	Sep. 22, 2006 Scheme II After Modification	Dec. 05, 2006 Scheme III	Dec. 31, 2013 Scheme III	Dec. 05, 2006 Scheme III Before Modification	Dec. 05, 2006 Scheme III After Modification	Dec. 05, 2006 Scheme III Officer	Dec. 05, 2006 Scheme III Employees and Directors Installment	May 16, 2011 Scheme X	Dec. 31, 2013 Scheme X	May 16, 2011 Scheme X Before Modification	May 16, 2011 Scheme X After Modification	Nov. 19, 2011 Scheme X Type I	May 16, 2011 Scheme X Type I Installment	May 16, 2011 Scheme X Type II	May 16, 2011 Scheme X Minimum	May 16, 2011 Scheme X Maximum	Nov. 19, 2011 Scheme XI	Sep. 30, 2011 Scheme XI Installment	Dec. 31, 2013 Scheme XI	Sep. 30, 2011 Scheme XI Before Modification	Sep. 30, 2011 Scheme XI After Modification	Sep. 30, 2011 Scheme XI Minimum	Sep. 30, 2011 Scheme XI Maximum	Sep. 13, 2007 2008 Stock Incentive Plan	Dec. 31, 2013 Scheme VII	Dec. 31, 2013 Scheme VIII	May 01, 2012 2012 Stock Incentive Plan	Oct. 05, 2008 Scheme V Installment	Dec. 31, 2013 Scheme V	Oct. 05, 2008 Scheme V Before Modification	Oct. 05, 2008 Scheme V After Modification	Jun. 02, 2009 Scheme VI Installment	Dec. 31, 2013 Scheme VI	Jun. 02, 2009 Scheme VI Before Modification	Jun. 02, 2009 Scheme VI After Modification	Nov. 19, 2010 Scheme IX Installment	Dec. 31, 2013 Scheme IX	Nov. 19, 2010 Scheme IX Before Modification	Nov. 19, 2010 Scheme IX After Modification	Nov. 19, 2011 Scheme XII Installment	Dec. 31, 2013 Scheme XII	Nov. 19, 2011 Scheme XII Before Modification	Nov. 19, 2011 Scheme XII After Modification	Nov. 19, 2011 Scheme XII Minimum	Nov. 19, 2011 Scheme XII Maximum	Jan. 08, 2013 Scheme XIII Installment	Dec. 31, 2013 Scheme XIII	Jan. 08, 2013 Scheme XIII Before Modification	Jan. 08, 2013 Scheme XIII Minimum	Jan. 08, 2013 Scheme XIII Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options authorized for grant																			4,444,440			3,600,000																											1,200,000			1,200,000
Number of options outstanding					5,144,133	4,186,399	4,377,563			729,000	478,000		433,000	468,000						0	0			6,003				14,656						1,551,400										654,000						0	0			272,076				301,914				1,000,000				246,000						1,098,084
Reduction in per share exercise price of all Adjusted Options	$ 2.3	$ 0.56	$ 2.00
Special cash dividend declared, per share amount	$ 2.3	$ 0.56	$ 2.00	$ 2.30
Dividends record date	Nov. 26, 2012	Jun. 20, 2011	Dec. 23, 2010
Per share exercise price of all Adjusted Options after reduction	$ 0.01	$ 0.01	$ 0.01
Option exercise price per share								$ 0.16	$ 0.17			$ 0.17													$ 1.771	$ 0.01			$ 4.172	$ 0.01					$ 4.90	$ 2.04									$ 4.34	$ 2.04									$ 7.89	$ 3.03			$ 9.09	$ 4.23			$ 6.90	$ 2.04			$ 4.34	$ 2.04					$ 1.18
Option expiration date								Jan. 30, 2023	Jan. 17, 2022			Feb. 16, 2022											Sep. 21, 2016				Dec. 04, 2016						May 15, 2021										Sep. 29, 2021										Oct. 04, 2018				Jun. 01, 2019				Nov. 19, 2020				Nov. 18, 2021						Jan. 07, 2023
Number of options granted					1,200,000			613,000	551,000	613,000	551,000	520,000		520,000									543,674				620,212				352,000	268,212	1,600,000					1,457,000	143,000				700,000										406,776				357,548				1,000,000				300,000						1,200,000
Percentage of options to be vested on first anniversary of grant date																							25.00%									25.00%																					25.00%				25.00%				25.00%
Percentage of options to be vested on installment basis																							75.00%									75.00%						75.00%					75.00%										75.00%				75.00%				75.00%				75.00%						75.00%
Option vesting on installment basis, number of installments																							36									36						36					36										36				36				36				36						36
Percentage of options to be vested on specific date																																					25.00%					25.00%
Percentage of options to be vested of grant date																																																																	25.00%						25.00%
Fair value of option at grant date					$ 1.14		$ 2.66	$ 0.16	$ 0.23			$ 0.31											$ 2.38				$ 1.67													$ 3.11	$ 3.42						$ 1.57	$ 1.65					$ 4.24				$ 3.83				$ 3.16								$ 1.54	$ 1.62				$ 1.09	$ 1.23
Aggregate intrinsic value of options outstanding					$ 650,000																			$ 1.73				$ 1.73																																												$ 0.56
Aggregate intrinsic value of options vested					320,000
Aggregate intrinsic value of options exercisable					259,000
Total intrinsic value of options exercised					27,000	199,000	288,000
Share based compensation expense					2,271,000	2,614,000	5,562,000			49,000	52,000		31,000	59,000		2,191,000	2,503,000	5,562,000
Unrecognized compensation expense related to unvested share options					582,000					97,000			33,000
Unrecognized compensation costs related to unvested share options, weighted-average recognition periods					11 months 16 days					1 year 5 months 23 days			1 year 4 months 13 days
Fair value of options vested					$ 3,138,000	$ 3,437,000	$ 3,277,000
Share option plan expiration term								10 years	10 years			10 years
Vesting period of options after the grant date								48 months	48 months			4 years